SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In 2020, the Group adopted the 2020 Share Incentive Plan, which allows the Group to grant share-based awards to directors, employees and consultants. Share-based awards granted under the 2020 Share Incentive Plan contain service conditions, which are mainly subject to one of the following vesting schedules: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 50% of the share options shall become vested on each anniversary of the vesting commencement date for 2 years thereafter; and (iii) immediately vested upon grant. In addition to service conditions, certain share-based awards granted are subject to performance condition related to the occurrence of an IPO or change of control. And the Company determined not to grant any further share-based awards pursuant to the 2020 Share Incentive Plan after the HK Listing in December 2022. As of December 31, 2022, share-based awards granted under the 2020 Share Incentive Plan to purchase 89,174,144 Class A ordinary shares were outstanding.

In December 2022, the Group adopted the Post-IPO Share Scheme, which allows the Group to grant share-based awards to directors, employees and officers. As of December 31, 2022, the maximum number of Class A ordinary shares that may be issued under the Post-IPO Share Scheme was 86,380,904, and no share-based awards have been granted pursuant to the Post-IPO Share Scheme.

(a)Share options

The following table sets forth the activities of share options for the years ended December 31, 2020, 2021 and 2022, respectively:

		Weighted	Weighted		Weighted
		average	average	Aggregate	average grant–
	Number of	exercise	remaining	intrinsic	date
	share options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2020	86,221,721	0.76	7.22	65,994	0.27
Granted	26,509,592	2.42
Exercised	(5,597,960)	1.00
Outstanding as of December 31, 2020	107,133,353	1.16	6.84	226,639	0.64
Granted	32,710,153	4.14
Exercised	(54,385,484)	0.55
Forfeited	(2,982,054)	1.98
Outstanding as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82
Granted*	8,424	0.00
Exercised	(12,413,256)	1.59
Forfeited	(1,709,938)	3.39
Outstanding as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Vested and expected to vest as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Exercisable as of December 31, 2022	32,268,060	2.08	6.51	261,387	1.69
*	The exercise price and grant-date fair value of share options granted in 2022 was US$ 0.0001 and US$12.13, respectively.

15.SHARE-BASED COMPENSATION (CONTINUED)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying ordinary share at each reporting date.

As of December 31, 2022, there were US$115,900 of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 2.24 years and may be adjusted for future forfeitures.

The Company uses the binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions (or ranges thereof) are set as below:

	For the year ended December 31,
	2020	2021
Fair value of ordinary shares on the date of option grant (US$)	1.84-3.27	6.78-18.09
Risk-free interest rate(1)	0.82%-1.70%	1.6%-2.0%
Expected term (in years)	10	10
Expected dividend yield(2)	0%	0%
Expected volatility(3)	56.5%-59.0%	58.8%-59.8%
Expected early exercise multiple	2.2x-2.8x	2.2x-2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected term of share options.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)	RSUs

After the completion of the Company’s US IPO in June 2021, the Company started to grant RSUs to employees. The following table summarizes activities of the Company’s RSUs for the years ended December 31, 2021 and 2022:

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	3,521,118
Outstanding as of December 31, 2021	3,521,118	19.05
Granted	19,686,470
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding as of December 31, 2022	20,812,946	11.23

As of December 31, 2022, there were US$214,322 of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 3.5 years and may be adjusted for future forfeitures.

15.SHARE-BASED COMPENSATION (CONTINUED)

(c)Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expenses included in each of the relevant financial statement line items:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,920	31,467	39,587
Sales and marketing expenses	21,473	73,733	170,366
Research and development expenses	30,883	137,820	284,323
General and administrative expenses*	602,960	1,680,626	197,928
Total	657,236	1,923,646	692,204
*

In November 2020 and June 2021, the Company granted 24,780,971 and 24,745,531 Class B ordinary shares to TECHWOLF LIMITED, and recorded share-based compensation expenses of RMB533.1 million and RMB1,506.4 million, respectively, in general and administrative expenses upon the grant (Note 13).